Lease (Details) - Schedule of Minimum Lease Payments $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2023	$ 453
2024	849
2025	790
2026	689
2027 and thereafter	5,562
Total undiscounted lease payments	8,343
Less: imputed interest	2,064
Present value of lease liabilities	$ 6,279